Note 12 - Intangible Assets	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
12.	INTANGIBLE ASSETS

(a)	Intangible assets

As at
March 31, 2020

	Goodwill	Brand	Technology 1	Customer relationships	Sales networks and affinity relationships	Total
Cost:
Opening balance - April 1, 2019	$339,921	$34,305	$117,716	$31,250	$53,853	$577,045
Disposal of subsidiary	(13,355)	-	(8,797)	-	-	(22,152)
Additions	-	-	14,382	-	-	14,382
Impairment	(61,415)	-	(6,093)	(23,720)	-	(91,228)
Exchange differences	7,541	1,930	4,174	1,096	3,321	18,062
Ending balance, March 31, 2020	272,692	36,235	121,382	8,626	57,174	496,109

Accumulated amortization:
Opening balance - April 1, 2019	-	(100)	(49,333)	(4,469)	(50,487)	(104,389)
Disposal of subsidiary	-	-	4,513	-	-	4,513
Amortization charge for the year	-	(300)	(17,927)	(1,260)	(3,348)	(22,835)
Impairment	-	-	535	2,108	-	2,643
Exchange differences	-	-	681	(2,425)	(3,339)	(5,083)
Ending balance, March 31, 2020	-	(400)	(61,531)	(6,046)	(57,174)	(125,151)

Net book value, March 31, 2020	$272,692	$35,835	$59,851	$2,580	$-	$370,958
1
Technology includes work in progress IT projects of
$5.9
million which are
not
being amortized until completion.

As at
March 31, 2019

	Goodwill	Brand	Technology 1	Customer relationships	Sales network and affinity relationships	Total
Cost:
Opening balance - April 1, 2018	$300,673	$30,205	$80,896	$18,027	$51,963	$481,764
Acquisition	40,630	3,000	-	12,600	-	56,230
Assets held for sale	-	-	(2,456)	-	-	(2,456)
Additions/adjustment	-	-	38,383	-	-	38,383
Exchange differences	(1,382)	1,100	893	623	1,890	3,124
Ending balance, March 31, 2019	339,921	34,305	117,716	31,250	53,853	577,045

Accumulated amortization:
Opening balance - April 1, 2018	-	-	(36,309)	(1,309)	(42,220)	(79,838)
Assets held for sale	-	-	20	-	-	20
Amortization charge for the year	-	(100)	(14,927)	(1,018)	(6,610)	(22,655)
Exchange differences	-	-	1,883	(2,142)	(1,657)	(1,916)
Ending balance, March 31, 2019	-	(100)	(49,333)	(4,469)	(50,487)	(104,389)
Net book value, March 31, 2019	$339,921	$34,205	$68,383	$26,781	$3,366	$472,656
1
Technology includes work in progress IT projects of
$27.3
million which are
not
being amortized until completion.

The capitalized internally developed costs relate to the development of new customer billing and analysis software solutions for the different energy markets of Just Energy. All research costs and development costs, not
eligible for capitalization have been expensed and are recognized in administrative expenses.

(b)	Impairment testing of goodwill and intangible assets with indefinite lives

Goodwill acquired through business combinations and intangible assets with indefinite lives have been allocated to one
of
two
operating segments. These segments are Consumer and Commercial. The goodwill associated with the Filter Group acquisition was allocated to the Consumer segment for the purposes of impairment testing as at
March 31, 2020.

Just Energy considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment.

Intangibles

Impairment losses were recognized on definite-lived intangible assets for Filter Group, EdgePower and certain Just Energy IT project in the amounts of
$8.5
million,
$14.7
million and
$3.9
million, respectively. The impairment amounts were included in the consolidated statements of loss. The operations of Filter Group and EdgePower are considered individual CGUs for purposes of the intangible asset impairment tests. The impairment for Filter Group and on certain Just Energy IT projects were recorded to the Consumer segment and the impairment for EdgePower was recorded to the Commercial segment. Intangible assets are reviewed annually for any indicators of impairment. Indicators of impairment were evident for EdgePower, Filter Group and the specific IT projects given the performance of those businesses relative to the original expectations and the strategic decision not
to continue developing those businesses and projects to focus on the core commodity business.

For Filter Group, the recoverable amount for purposes of impairment testing was
$8.7
million and represents the estimated value-in-use. The-value-in use was calculated using the present value of estimated future cash flows applying an appropriate risk-adjusted rate. Internal operating forecasts and budgets were used to estimate future cash flows. Discount rates were derived using a capital asset pricing model and analyzing published rates for industries relevant to the Company’s reporting units to estimate the cost of financing.

For EdgePower, a
one
-year internal operating forecast was reviewed, and it was determined that the business unit had a negligible recoverable value. The recoverable amount was compared to the carrying value of the CGU and an impairment was recorded for the difference. The impairment amount was fully absorbed by the carrying value of the intangible assets.

Goodwill

Goodwill is tested annually for impairment at the level of the two
operating segments at which the Company’s operations are monitored by the chief operational decision maker. The segments are identified in Note
17.
Goodwill is also tested for impairment whenever events or circumstances occur which could potentially reduce the recoverable amount of one
or more of the segments below its carrying value. For the year ended
March 31, 2020,
an impairment loss was recognized on the goodwill of the Commercial segment in the amount of
$61.4
million as the carrying value exceeded the recoverable amount. The impairment amount was included on the consolidated statements of loss. An impairment loss was not
recognized for the Consumer segment as its recoverable value exceeded its carrying value.

The recoverable amount for purposes of impairment testing for the Commercial segment was
$122.1
million and represents the estimated value-in-use. The value-in-use was calculated using the present value of estimated future cash flows applying an appropriate risk-adjusted rate to internal operating forecasts. Management believes that the forecasted cash flows generated based on operating forecasts is the appropriate basis upon which to assess goodwill and individual assets for impairment. The value-in-use calculation has been prepared solely for the purposes of determining whether the goodwill balance was impaired. Estimated future cash flows were prepared based on certain assumptions prevailing at the time of the test. The actual outcomes may
differ from the assumptions made.

The period included in the estimated future cash flows for the Commercial segment include five
years of the operating plans plus an estimated terminal value beyond the five
years driven by historical and forecasted trends. Discount rates were derived using a capital asset pricing model and by analyzing published rates for industries relevant to the Company’s reporting units to estimate the cost of financing. A discount rate of
12.5%
was used to determine the estimated value-in-use.

The key assumptions used in determining the value-in-use of the Commercial segment include historical attrition and renewal rates. These rates are considered a key assumption in the estimate and could materially impact the results if the outcome differed significantly from the actual results. If the actual results differ significantly from the estimates with regards to these rates, it could also materially impact supply cost due to adjustments, either increases or decreases, to supply commitments. Estimates of future collections are consistent with recent performance and assumes continuation of enrollment controls and processes put in place during fiscal year
2020.
The underlying growth rate is driven by sales forecast, consistent with recent historical performance and taking into considerations sales channels and strategies in place today. Customer acquisition costs included in the forecast are consistent with current trends taking into account today’s competitive environment. Cost to operate represents management’s best estimate of future cost to operate. Sensitivities to different variables have been estimated using certain simplifying assumptions.

Sensitivities to different variables have been estimated using certain assumptions. Changes in those assumptions could have a significant impact on the calculation of impairment. For example, an increase in the discount rate of
0.5%
would result in an increase in the impairment amount of approximately
$6.0
million. A decrease of
0.5%
in the terminal growth rate used for the period beyond the operating plan would result in an increase in the impairment amount of approximately
$3.0
million. A
10%
decline in the renewal rate used to estimate the cash flows in the operating plan would increase the impairment amount by approximately
$7.0
million.

The resulting carrying value after the recognition of the goodwill impairment was reconciled to the market capitalization at
March 31, 2020,
based on the Company’s share price at
March 31, 2020,
and consideration of the capital structure of the Company.

Other

In addition to the above impairments, approximately
$3.9
million in property and equipment, net, prepaid expenses as well as inventory were impaired.